Concentration Risks - Schedule of Concentration of Customers and Suppliers (Details)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	6.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage		4.00%	17.00%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	6.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage		15.00%	18.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage		17.00%	16.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage		7.00%	9.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage		1.00%	11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	4.00%	3.00%	4.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage		8.00%	3.00%
Customer Concentration Risk [Member] | Customer J [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	28.00%
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	11.00%
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	15.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	8.00%	15.00%	9.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	9.00%	11.00%	7.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchases [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	5.00%	10.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	26.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchases [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	11.00%	5.00%	1.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchases [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	1.00%	11.00%	58.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage		36.00%	63.00%
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	81.00%	55.00%	7.00%
Supplier Concentration Risk [Member] | Supplier H [Member] | Accounts Payable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration risks, percentage	19.00%	9.00%	4.00%